Short-term Borrowings - Secured Short-term Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short Term Debt [Line Items]
Short-term borrowings	$ 318,978	$ 331,590
(a) Revolving overdraft credit facility dated 5/06/2015
Short Term Debt [Line Items]
Short-term borrowings	6,993	7,993
(b) Trade credit facility dated 8/9/2013
Short Term Debt [Line Items]
Short-term borrowings	0	20,853
(c) Revolving credit facility dated 11/16/2012
Short Term Debt [Line Items]
Short-term borrowings	0	65,120
(d) Revolving credit facility dated 9/1/2013
Short Term Debt [Line Items]
Short-term borrowings	0	28,467
(e) Revolving credit facility dated 5/10/2013
Short Term Debt [Line Items]
Short-term borrowings	0	109,871
(f) Security agreement dated 8/22/2014
Short Term Debt [Line Items]
Short-term borrowings	110,500	99,286
(g) Borrowing base facility agreement dated 9/18/2014
Short Term Debt [Line Items]
Short-term borrowings	$ 201,485	$ 0